RELATED PARTY TRANSACTIONS - Swiss Marine (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Other current assets			$ 47,812,000	$ 54,430,000
Shareholder loan			47,812,000	54,430,000
Revenue from related parties			885,767,000	1,113,456,000	$ 1,203,181,000
SwissMarine
Related Party Transaction [Line Items]
Repayments of loans receivable from related party	$ 5,700,000	$ 5,600,000		5,350,000
Proceeds from repayments of shareholder loan, principal	5,350,000	5,350,000
Proceeds from repayments of shareholder loan, interest	$ 300,000	$ 200,000
SwissMarine
Related Party Transaction [Line Items]
Other current assets			0
Subordinated shareholder loan, term						5 years
Shareholder loan			0
Revenue from related parties			$ 3,900,000	$ 2,000,000
SwissMarine | LIBOR London Interbank Offered Rate
Related Party Transaction [Line Items]
Spread on variable rate (percent)						2.00%
SwissMarine | Shareholder Loan
Related Party Transaction [Line Items]
Other current assets						$ 10,700,000
Shareholder loan						$ 10,700,000